Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Global Real Estate Securities Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio

Supplement to the Prospectus dated February 28, 2016

The purpose of this Supplement is to update the Prospectus of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc., to incorporate clarifying amendments to the portfolios’ fee waiver and/or expense assumption agreements. Accordingly, the Prospectus is revised as follows:

(1)           The paragraph under the heading “Fee Waiver and Expense Assumption Agreements—DFA Global Real Estate Securities Portfolio” on page 196 of the Prospectus is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed below as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(2)           The paragraph under the heading “Fee Waiver and Expense Assumption Agreements—World ex U.S. Value Portfolio” on pages 196-197 of the Prospectus is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the

Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, the Advisor also agrees to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(3)           The paragraph under the heading “Fee Waiver and Expense Assumption Agreements—World ex U.S. Targeted Value Portfolio” on page 197 of the Prospectus is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(4)           The paragraph under the heading “Fee Waiver and Expense Assumption Agreements—World ex U.S. Core Equity Portfolio” on page 197 of the Prospectus is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(5)           The paragraph under the heading “Fee Waiver and Expense Assumption Agreements—World Core Equity Portfolio” on page 198 of the Prospectus is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”) (including the Portfolio’s proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(6)           The paragraph under the heading “Fee Waiver and Expense Assumption Agreements—Selectively Hedged Global Equity Portfolio” on page 198 of the Prospectus is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio, on an annualized basis, to the rate listed below as a percentage of the average net assets of the class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The date of this Supplement is August 1, 2016

Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Commodity Strategy Portfolio

Supplement to the Prospectus dated February 28, 2016

The purpose of this Supplement is to update the Prospectus of the DFA Commodity Strategy Portfolio, a series of DFA Investment Dimensions Group Inc., to incorporate a clarifying amendment to the portfolio’s fee waiver and/or expense assumption agreement. Accordingly, the Prospectus is revised as follows:

(1)           The paragraph under the heading “Fee Waiver and Expense Assumption Agreement” on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to no more than 0.55% of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The date of this Supplement is August 1, 2016

Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Investment Grade Portfolio
DFA Short-Duration Real Return Portfolio

Supplement to the Prospectus dated February 28, 2016

The purpose of this Supplement is to update the Prospectus of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc., to incorporate clarifying amendments to the portfolios’ fee waiver and/or expense assumption agreements. Accordingly, the Prospectus is revised as follows:

(1)           The last two paragraphs in the “Fee Waiver and Expense Assumption Agreements” section on page 116 of the Prospectus are deleted in their entirety and replaced with the following:

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Investment Grade Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to no more than 0.22% of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Advisor has contractually agreed to waive up to the full amount of the Short-Duration Real Return Portfolio’s management fee of 0.20% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.24% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The date of this Supplement is August 1, 2016

Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

T.A. World ex U.S. Core Equity Portfolio

Supplement to the Prospectus dated February 28, 2016

The purpose of this Supplement is to update the Prospectus of the T.A. World ex U.S. Core Equity Portfolio, a series of DFA Investment Dimensions Group Inc., to incorporate a clarifying amendment to the portfolio’s fee waiver and/or expense assumption agreement. Accordingly, the Prospectus is revised as follows:

(1) The paragraph under the heading “Fee Waiver and Expense Assumption Agreements—T.A. World ex U.S. Core Equity Portfolio ” on pages 45-46 of the Prospectus is deleted in its entirety and replaced with the following:

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.60% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The date of this Supplement is August 1, 2016

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2016
(as supplemented May 26, 2016)

DFA Global Real Estate Securities Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity Portfolio

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc., to incorporate clarifying amendments to the portfolios’ fee waiver and/or expense assumption agreements. Accordingly, the SAI is revised as follows:

(1)           Footnote (h) to the table appearing under the “Advisory Fees” section of the SAI on page 39 is deleted in its entirety and replaced with the following:

(h)
Pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the DFA Global Real Estate Securities Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to 0.24% of the average net assets of a class of the Portfolio (“Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(2)           Footnote (i) to the table appearing under the “Advisory Fees” section of the SAI on pages 39-40 is deleted in its entirety and replaced with the following:

(i)
Pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the World ex U.S. Value Portfolio, the Advisor has contractually agreed to waive up to the full amount of the management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”). In addition, under the Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e. the management fee remaining after the proportionate share of the Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) so that such Portfolio Expenses do not exceed 0.60% of the Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares, the Advisor retains the right to recover any Remaining Management Fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(3)           Footnote (j) to the table appearing under the “Advisory Fees” section of the SAI on page 40 is deleted in its entirety and replaced with the following:

(j)
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the World ex U.S. Targeted Value Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.80% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(4)           Footnote (k) to the table appearing under the “Advisory Fees” section of the SAI on page 40 is deleted in its entirety and replaced with the following:

(k)
The World ex U.S. Core Equity Portfolio commenced operations on April 9, 2013. Pursuant to a Fee Waiver and Expense Assumption Agreement for the World ex U.S. Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.47% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(5)           Footnote (l) to the table appearing under the “Advisory Fees” section of the SAI on pages 40-41 is deleted in its entirety and replaced with the following:

(l)
Effective June 27, 2014, pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”) (including the Portfolio’s proportionate share of any management fees that an Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed 0.35% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior to June 27, 2014, the Expense Limitation Amount in the Fee Waiver Agreement was 0.40% of the average net assets of a class of the Portfolio on an annualized basis.

(6)           Footnote (m) to the table appearing under the “Advisory Fees” section of the SAI on page 41 is deleted in its entirety and replaced with the following:

(m)
Pursuant to the Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Selectively Hedged Global Equity Portfolio, the Advisor has contractually agreed to waive up to the full amount of the management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”). In addition, under the Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor also has agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses, on an annualized basis, of a class of the Portfolio to 0.40% of the average net assets (“Expense Limitation Amount”). Further, at any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee

Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The date of this Supplement is August 1, 2016

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2016
(as supplemented May 26, 2016)

DFA Commodity Strategy Portfolio
           The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) of the DFA Commodity Strategy Portfolio, a series of DFA Investment Dimensions Group Inc., to incorporate a clarifying amendment to the portfolio’s fee waiver and/or expense assumption agreement. Accordingly, the SAI is revised as follows:

(1)           Footnote (a) to the table appearing under the “Advisory Fees” section of the SAI on page 32 is deleted in its entirety and replaced with the following:

(a)
Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to no more than 0.55% of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The date of this Supplement is August 1, 2016

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2016
(as supplemented May 26, 2016)

DFA Investment Grade Portfolio
DFA Short-Duration Real Return Portfolio

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc., to incorporate clarifying amendments to the portfolios’ fee waiver and/or expense assumption agreements. Accordingly, the SAI is revised as follows:

(1)           Footnote (d) to the table appearing under the “Advisory Fees” section of the SAI on page 41 is deleted in its entirety and replaced with the following:

(d)
Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the DFA Investment Grade Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to no more than 0.22% of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

(2)           Footnote (e) to the table appearing under the “Advisory Fees” section of the SAI on page 41 is deleted in its entirety and replaced with the following:

(e)
The DFA Short-Duration Real Return Portfolio commenced operations on November 5, 2013. Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.20% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Underlying Funds”). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.24% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The

Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The date of this Supplement is August 1, 2016

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2016
(as supplemented May 26, 2016)

T.A. World ex U.S. Core Equity Portfolio

The purpose of this Supplement is to update the Statement of Additional Information (“SAI”) of the T.A. World ex U.S. Core Equity Portfolio, a series of DFA Investment Dimensions Group Inc., to incorporate a clarifying amendment to the portfolio’s fee waiver and/or expense assumption agreement. Accordingly, the SAI is revised as follows:

(1)           Footnote (d) to the table appearing under the “Advisory Fees” section of the SAI on pages 26-27 is deleted in its entirety and replaced with the following:

(d)
Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the T.A. World ex U.S. Core Equity Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.60% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

The date of this Supplement is August 1, 2016